Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 6.4%
Activision Blizzard, Inc. ............... 1,929,169 $ 147,677,887
Electronic Arts, Inc.
(a)
................ 709,876 86,732,650
Take-Two Interactive Software, Inc.
(a)(b)
.... 423,579 44,107,281
278,517,818
Interactive Media & Services — 0.5%
Snap, Inc., Class A, NVS
(b)
............ 2,723,790 24,377,920
Software — 93.0%
A10 Networks, Inc. .................. 173,090 2,878,487
ACI Worldwide, Inc.
(a)(b)
............... 304,227 6,997,221
Adeia, Inc. ....................... 283,314 2,685,817
Adobe, Inc.
(a)(b)
..................... 1,137,069 382,657,831
Agilysys, Inc.
(b)
.................... 53,636 4,244,753
Alarm.com Holdings, Inc.
(b)
............ 134,926 6,676,138
Altair Engineering, Inc., Class A
(a)(b)
....... 141,747 6,445,236
Alteryx, Inc., Class A
(a)(b)
.............. 164,939 8,357,459
ANSYS, Inc.
(b)
..................... 235,968 57,007,509
Appfolio, Inc., Class A
(b)
.............. 50,502 5,321,901
Appian Corp., Class A
(a)(b)
............. 111,756 3,638,775
AppLovin Corp., Class A
(a)(b)
............ 333,375 3,510,439
Asana, Inc., Class A
(a)(b)
............... 206,943 2,849,605
Aspen Technology, Inc.
(a)(b)
............. 78,671 16,159,023
Autodesk, Inc.
(b)
.................... 584,124 109,155,252
Bentley Systems, Inc., Class B
(a)
......... 531,620 19,648,675
Bill.com Holdings, Inc.
(a)(b)
............. 257,617 28,069,948
Black Knight, Inc.
(b)
.................. 422,029 26,060,291
Blackbaud, Inc.
(b)
................... 120,934 7,118,175
BlackBerry Ltd.
(a)(b)
.................. 1,407,108 4,587,172
Blackline, Inc.
(a)(b)
................... 146,936 9,884,385
Box, Inc., Class A
(b)
................. 385,225 11,992,054
C3.ai, Inc., Class A
(a)(b)
............... 223,932 2,505,799
Cadence Design Systems, Inc.
(b)
........ 742,313 119,245,160
Cerence, Inc.
(a)(b)
................... 109,053 2,020,752
Ceridian HCM Holding, Inc.
(a)(b)
.......... 416,059 26,690,185
Clear Secure, Inc., Class A ............ 203,459 5,580,880
CommVault Systems, Inc.
(b)
............ 121,881 7,659,002
Confluent, Inc., Class A
(a)(b)
............ 416,427 9,261,336
Consensus Cloud Solutions, Inc.
(b)
....... 48,266 2,594,780
Coupa Software, Inc.
(a)(b)
.............. 205,676 16,283,369
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 581,942 61,272,673
Datadog, Inc., Class A
(a)(b)
............. 672,435 49,423,972
Descartes Systems Group, Inc. (The)
(a)(b)
... 229,195 15,963,432
Digital Turbine, Inc.
(a)(b)
............... 244,129 3,720,526
DocuSign, Inc.
(a)(b)
.................. 543,866 30,141,054
Dolby Laboratories, Inc., Class A ........ 166,716 11,760,147
DoubleVerify Holdings, Inc.
(a)(b)
.......... 200,977 4,413,455
Dropbox, Inc., Class A
(b)
.............. 730,070 16,338,967
Duck Creek Technologies, Inc.
(b)
......... 206,213 2,484,867
Dynatrace, Inc.
(b)
................... 545,813 20,904,638
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 470,732 2,763,197
Elastic NV
(b)
...................... 208,075 10,715,862
Envestnet, Inc.
(a)(b)
.................. 122,224 7,541,221
Everbridge, Inc.
(a)(b)
.................. 108,336 3,204,579
Fair Isaac Corp.
(a)(b)
................. 67,605 40,467,001
Five9, Inc.
(a)(b)
..................... 190,981 12,959,971
Fortinet, Inc.
(b)
..................... 1,756,449 85,872,792
Freshworks, Inc., Class A
(a)(b)
........... 436,394 6,419,356
Gen Digital, Inc.
(a)
................... 1,570,315 33,651,850
Gitlab, Inc., Class A
(a)(b)
............... 162,606 7,388,817
Guidewire Software, Inc.
(b)
............. 221,676 13,868,051
HubSpot, Inc.
(b)
.................... 131,583 38,044,593
Intapp, Inc.
(a)(b)
..................... 40,960 1,021,542
InterDigital, Inc. .................... 80,533 3,984,773
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ........................ 762,753 $ 296,878,723
Jamf Holding Corp.
(a)(b)
............... 122,017 2,598,962
Lightspeed Commerce, Inc.
(a)(b)
.......... 364,901 5,218,084
LivePerson, Inc.
(a)(b)
................. 190,999 1,936,730
LiveRamp Holdings, Inc.
(a)(b)
............ 185,133 4,339,517
Manhattan Associates, Inc.
(b)
........... 169,674 20,598,424
Marathon Digital Holdings, Inc.
(a)(b)
....... 308,723 1,055,833
Matterport, Inc., Class A
(a)(b)
............ 608,459 1,703,685
Microsoft Corp. .................... 1,528,561 366,579,499
MicroStrategy, Inc., Class A
(a)(b)
.......... 25,525 3,613,574
Model N, Inc.
(a)(b)
................... 90,300 3,662,568
Momentive Global, Inc.
(b)
.............. 349,920 2,449,440
N-able, Inc.
(a)(b)
.................... 185,135 1,903,188
nCino, Inc.
(a)(b)
..................... 206,647 5,463,747
NCR Corp.
(b)
...................... 372,285 8,715,192
New Relic, Inc.
(b)
................... 157,346 8,882,182
Nutanix, Inc., Class A
(a)(b)
.............. 623,252 16,235,715
Open Text Corp.
(a)
.................. 732,007 21,696,687
Oracle Corp. ...................... 4,158,672 339,929,849
PagerDuty, Inc.
(a)(b)
.................. 218,111 5,793,028
Palantir Technologies, Inc., Class A
(a)(b)
.... 4,771,808 30,635,007
Palo Alto Networks, Inc.
(a)(b)
............ 812,878 113,428,996
Paycom Software, Inc.
(b)
.............. 131,400 40,774,734
Paycor HCM, Inc.
(a)(b)
................ 128,616 3,147,233
Paylocity Holding Corp.
(a)(b)
............ 111,597 21,678,833
Pegasystems, Inc.
(a)
................. 111,263 3,809,645
PowerSchool Holdings, Inc., Class A
(a)(b)
... 86,408 1,994,297
Procore Technologies, Inc.
(a)(b)
.......... 186,921 8,818,933
Progress Software Corp. .............. 118,241 5,965,258
PROS Holdings, Inc.
(b)
............... 111,859 2,713,699
PTC, Inc.
(b)
....................... 285,914 34,321,117
Q2 Holdings, Inc.
(b)
.................. 155,445 4,176,807
Qualtrics International, Inc., Class A
(a)(b)
.... 299,564 3,109,474
Qualys, Inc.
(a)(b)
.................... 94,498 10,605,510
Rapid7, Inc.
(b)
..................... 159,957 5,435,339
RingCentral, Inc., Class A
(b)
............ 208,560 7,383,024
Roper Technologies, Inc. .............. 286,980 124,001,188
Salesforce, Inc.
(b)
................... 2,706,029 358,792,385
SentinelOne, Inc., Class A
(a)(b)
.......... 570,678 8,326,192
ServiceNow, Inc.
(b)
.................. 546,618 212,235,371
Smartsheet, Inc., Class A
(a)(b)
........... 353,766 13,924,230
SolarWinds Corp.
(b)
................. 126,999 1,188,711
Splunk, Inc.
(b)
..................... 405,487 34,908,376
Sprout Social, Inc., Class A
(a)(b)
.......... 128,021 7,228,066
SPS Commerce, Inc.
(a)(b)
.............. 97,472 12,518,329
Sumo Logic, Inc.
(a)(b)
................. 289,039 2,341,216
Synopsys, Inc.
(b)
................... 413,782 132,116,455
Tenable Holdings, Inc.
(a)(b)
............. 304,776 11,627,204
Teradata Corp.
(b)
................... 278,405 9,371,112
Tyler Technologies, Inc.
(a)(b)
............ 112,405 36,240,496
UiPath, Inc., Class A
(a)(b)
.............. 949,066 12,062,629
Unity Software, Inc.
(a)(b)
............... 660,501 18,883,724
Varonis Systems, Inc.
(b)
............... 299,190 7,162,609
Verint Systems, Inc.
(a)(b)
............... 176,179 6,391,774
VMware, Inc., Class A
(b)
.............. 563,406 69,163,721
Workday, Inc., Class A
(b)
.............. 543,911 91,012,628
Workiva, Inc., Class A
(a)(b)
............. 123,455 10,366,516
Zeta Global Holdings Corp., Class A
(a)(b)
.... 339,662 2,775,038
Zoom Video Communications, Inc., Class A
(a)(b)
598,781 40,561,425
Zscaler, Inc.
(a)(b)
.................... 228,633 25,584,033

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Zuora, Inc., Class A
(a)(b)
............... 332,745 $ 2,116,258
4,070,266,964
Total Long-Term Investments — 99.9%
(Cost: $6,921,608,066) ........................... 4,373,162,702
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 353,416,782 $ 353,522,807
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 4,475,902 4,475,902
Total Short-Term Securities — 8.2%
(Cost: $357,866,976) ............................. 357,998,709
Total Investments — 108.1%
(Cost: $7,279,475,042 ) ........................... 4,731,161,411
Liabilities in Excess of Other Assets — (8.1)% ............ (354,913,460)
Net Assets — 100.0% ..............................
$ 4,376,247,951
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 224,839,162 $ 128,569,867
(a)
$ — $ 21,970 $ 91,808 $ 353,522,807 353,416,782 $ 434,620
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 3,730,000 745,902
(a)
— — — 4,475,902 4,475,902 82,700 3
$ 21,970 $ 91,808 $ 357,998,709 $ 517,320 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ........................................... 19 03/17/23 $ 2,400 $ (31,396)
Russell 2000 E-Mini Index .................................................... 9 03/17/23 797 1,727
$ (29,669)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,373,162,702 $ — $ — $ 4,373,162,702
Short-Term Securities
Money Market Funds ...................................... 357,998,709 — — 357,998,709
$ 4,731,161,411 $ — $ — $ 4,731,161,411
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,727 $ — $ — $ 1,727
Liabilities
Equity contracts ........................................... (31,396) — — (31,396)
$ (29,669) $ — $ — $ (29,669)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares